UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite PH2
                            Melville, New York 11747
               ---------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





[GRAPHIC OMITTED]          NEW ALTERNATIVES FUND, INC.
                 A SOCIALLY RESPONSIBLE MUTUAL FUND EMPHASIZING
                     ALTERNATIVE ENERGY AND THE ENVIRONMENT


                                   SEMI-ANNUAL
                                FINANCIAL REPORT


                                  JUNE 30, 2009
                                   (UNAUDITED)


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.



                    THE FUND  150 Broadhollow Road  Melville, New York 11747   (800) 423-8383  (631) 423-7373
Shareholder's Services (PNC)  PO Box 9794           Providence, RI 02940       (800) 441-6580  (610) 382-7819
           Overnight Address  101 Sabin Street      Pawtucket, RI 02860
     PFPC Distributors, Inc.  760 Moore Road        King of Prussia, PA 19406


                                 Recycled Paper

                           NEW ALTERNATIVES FUND, INC.
                        FUND EXPENSE EXAMPLE (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as the sales charge; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown (January 1, 2009) and held for the entire six months ended June 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2009" to estimate the expenses you paid on your account during this period.

Note: The Fund's Transfer Agent, PNC Global Investment Servicing (U.S.), Inc. charges an annual IRA maintenance fee of $15 for IRA accounts. That fee is not reflected in the accompanying table.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales charge, redemption fees or exchange fees. The Fund does not charge any redemption fees or exchange fees, but these may be present in other funds to which you compare the Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                   NEW ALTERNATIVES FUND, INC.
-------------------------------------------------------------------------------------------------
                                        Beginning               Ending       Expenses Paid During
                                    Account Value        Account Value           Six Months Ended
                                  January 1, 2009        June 30, 2009             June 30, 2009*
-------------------------------------------------------------------------------------------------

Actual                                  $1,000.00            $1,161.70                      $6.16
Hypothetical
(assumes 5% return before expenses)     $1,000.00            $1,019.02                      $5.77

* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 1.15%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half year, then divided by the days in the year (365) to reflect the half year period. The Fund's ending account value on the first line in the table is based on its actual total return of 16.17% for the six-month period of January 1, 2009 to June 30, 2009.

                                   NEW ALTERNATIVES FUND, INC.
                                   PORTFOLIO HOLDINGS SUMMARY
                                          JUNE 30, 2009
                                           (UNAUDITED)

SECTOR DIVERSIFICATION                                       % OF NET ASSETS            VALUE
                                                             ---------------        ------------
Alternate Energy:
     Renewable Energy Power Producers & Developers                 37.2%            $ 84,848,059
     Wind Turbines                                                  8.0               18,332,776
     Geothermal                                                     5.6               12,855,228
     Energy Storage                                                 1.0                2,184,987
Natural Gas Distribution                                           13.8               31,399,000
Water:
     Water Utilities                                               10.3               23,450,250
     Water Related                                                  2.0                4,514,258
Energy Conservation                                                10.6               24,300,848
Solar:
     Solar Thermal                                                  3.9                9,027,399
     Solar Photovoltaic                                             1.9                4,299,300
Electric Transmission                                               1.8                4,002,750
Natural Foods                                                       1.0                2,372,500
Recycling                                                           0.7                1,546,500
Certificates of Deposit                                             0.2                  500,000
Other Assets in Excess of Liabilities                               2.0                4,667,541
                                                                 ------             ------------
                                                                 100.00%            $228,301,396
                                                                 ======             ============



                     TOP TEN COMMON STOCK PORTFOLIO HOLDINGS
                                  JUNE 30, 2009
                                   (UNAUDITED)

      NAME                                                       % OF NET ASSETS
      ------                                                     ---------------
      EDF Energies Nouvelles SA (France) ...................           5.76%
      EDP Renovaveis SA (Spain) ............................           5.61
      American Water Works Co., Inc. .......................           5.02
      Iberdrola Renovables (Spain) .........................           5.00
      Acciona (Spain) ......................................           4.98
      Ormat Technologies, Inc. .............................           4.86
      Abengoa (Spain) ......................................           4.85
      Vestas Wind Systems (Denmark).........................           4.71
      Schneider Electric SA (France)........................           4.67
      Atmos Energy Corp. ...................................           4.61
                                                                     ------
                  Total Top Ten ............................          50.07%
                                                                     ======

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)


                                                                       SHARES           VALUE
                                                                     ---------      ------------
COMMON STOCKS -- 97.8%
ALTERNATE ENERGY -- 51.8%
   RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 37.2%
   Abengoa (Spain)                                                      500,000     $ 11,065,050
   Acciona (Spain)                                                       92,500       11,367,367
   Brookfield Asset Management, Inc., Class A (Canada)                  575,000        9,815,250
   Canadian Hydro Developers, Inc. (Canada)*                          3,000,000        9,620,427
   EDF Energies Nouvelles SA (France)                                   265,000       13,145,350
   EDP Renovaveis SA (Spain)*                                         1,250,000       12,801,089
   Electrificaciones del Norte (Spain)                                   75,000          880,645
   Hafslund ASA, Class A (Norway)                                       200,000        2,262,778
   Iberdrola Renovables (Spain)                                       2,500,000       11,415,765
   TrustPower Ltd. (New Zealand)                                        500,000        2,474,338
                                                                                    ------------
                                                                                      84,848,059
                                                                                    ------------

   WIND TURBINES -- 8.0%
   Gamesa Corporacion Tecnologica (Spain)                               400,000        7,581,050
   Vestas Wind Systems (Denmark)*                                       150,000       10,751,726
                                                                                    ------------
                                                                                      18,332,776
                                                                                    ------------

   GEOTHERMAL -- 5.6%
   Ormat Technologies, Inc.                                             275,000       11,085,250
   WFI Industries Ltd. (Canada)                                          75,000        1,769,978
                                                                                    ------------
                                                                                      12,855,228
                                                                                    ------------

   ENERGY STORAGE -- 1.0%
   NGK Insulators Ltd. (Japan)                                           25,000          511,237
   Panasonic Corp. (Japan) ADR                                          125,000        1,673,750
                                                                                    ------------
                                                                                       2,184,987
                                                                                    ------------
TOTAL ALTERNATE ENERGY                                                               118,221,050
                                                                                    ------------

NATURAL GAS DISTRIBUTION -- 13.8%
   Atmos Energy Corp.                                                   420,000       10,516,800
   Northwest Natural Gas Co.                                            235,000       10,415,200
   South Jersey Industries, Inc.                                        300,000       10,467,000
                                                                                    ------------
                                                                                      31,399,000
                                                                                    ------------



   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2009 (UNAUDITED)


                                                                       SHARES           VALUE
                                                                     ---------      ------------
WATER -- 12.3%
   WATER UTILITIES -- 10.3%
   American Water Works Co., Inc.                                       600,000     $ 11,466,000
   Aqua America, Inc.                                                   125,000        2,237,500
   CIA SaneamentoBasico (Brazil) ADR                                    325,000        9,746,750
                                                                                    ------------
                                                                                      23,450,250
                                                                                    ------------

   WATER RELATED -- 2.0%
   Badger Meter, Inc.                                                    50,000        2,050,000
   Befesa Medio Ambiente (Spain)*                                        30,200          544,408
   Gorman-Rupp Co.                                                       50,000        1,008,500
   Hyflux Ltd. (Singapore)                                              600,000          911,350
                                                                                    ------------
                                                                                       4,514,258
                                                                                    ------------
TOTAL WATER                                                                           27,964,508
                                                                                    ------------

ENERGY CONSERVATION -- 10.6%
   Eaga PLC (United Kingdom)                                            275,000          593,813
   Itron, Inc.*                                                          25,000        1,376,750
   Koninklijke Philips Electronics (Netherlands)                        175,000        3,223,500
   Owens Corning, Inc.*                                                 350,000        4,473,000
   Schneider Electric SA (France)                                       140,000       10,664,535
   Stantec, Inc. (Canada)*                                               75,000        1,802,250
   Telvent GIT (Spain)                                                  100,000        2,167,000
                                                                                    ------------
                                                                                      24,300,848
                                                                                    ------------

SOLAR -- 5.8%
   SOLAR THERMAL -- 3.9%
   Solar Millennium (Germany)*                                          275,000        9,027,399
                                                                                    ------------

   SOLAR PHOTOVOLTAIC -- 1.9%
   First Solar, Inc.*                                                    15,000        2,431,800
   Kyocera Corp. (Japan) ADR                                             25,000        1,867,500
                                                                                    ------------
                                                                                       4,299,300
                                                                                    ------------
TOTAL SOLAR                                                                           13,326,698
                                                                                    ------------




   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                            JUNE 30, 2009 (UNAUDITED)


                                                                       SHARES           VALUE
                                                                     ---------      ------------
ELECTRIC TRANSMISSION -- 1.8%
   ITC Holdings Corp.                                                    50,000     $  2,268,000
   Quanta Services, Inc.*                                                75,000        1,734,750
                                                                                    ------------
TOTAL ELECTRIC TRANSMISSION                                                            4,002,750
                                                                                    ------------

NATURAL FOODS -- 1.0%
   Whole Foods Market, Inc.*                                            125,000        2,372,500

RECYCLING -- 0.7%
   Sims Metal Management Ltd.                                            75,000        1,546,500
                                                                                    ------------

TOTAL COMMON STOCKS (COST $245,372,567)                                              223,133,855
                                                                                    ------------

                                                                        PAR
                                                                     ---------
CERTIFICATES OF DEPOSIT -- 0.2%
SOCIALLY CONCERNED BANKS -- 0.2%
   Alternatives Federal Credit Union 0.34% due 07/31/09                $100,000          100,000
   Carver Federal Savings Bank 0.00% due 07/31/09                       100,000          100,000
   South Shore Bank 0.30% due 07/16/09                                  100,000          100,000
   Chittenden Bank (Vermont National Bank) 2.225% due 12/03/09          100,000          100,000
   Self-Help Credit Union 1.01% due 08/16/09                            100,000          100,000
                                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $500,000)                                            500,000
                                                                                    ------------

TOTAL INVESTMENTS (COST $245,872,567) -- 98.0%                                       223,633,855

Other Assets in Excess of Liabilities -- 2.0%                                          4,667,541
                                                                                    ------------

NET ASSETS -- 100.0%                                                                $228,301,396
                                                                                    ============


*   Non-income producing security

ADR-American Depositary Receipt




   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2009
                                   (UNAUDITED)


                                             ASSETS
                                             ------

Investment securities at fair value (cost: $245,872,567) (Notes 2A and 7).........  $223,633,855
Cash..............................................................................     5,509,768

Receivables:
   Capital stock subscribed.......................................................     1,609,280
   Dividends......................................................................       639,558
   Tax Reclaims...................................................................        24,713
Prepaid insurance & registration fees.............................................         5,395
                                                                                    ------------
Total Assets                                                                         231,422,569
                                                                                    ------------


                                           LIABILITIES
                                           -----------
Payables:
   Investment securities purchased................................................     1,482,662
   Capital stock reacquired.......................................................     1,232,611
   Management fees................................................................        95,601
   Accrued expenses and other liabilities.........................................       310,299
                                                                                    ------------
Total Liabilities                                                                      3,121,173
                                                                                    ------------
NET ASSETS                                                                          $228,301,396
                                                                                    ============


                                     ANALYSIS OF NET ASSETS
                                     ----------------------

Net capital paid in shares of capital stock.......................................  $279,830,297
Undistributed net investment income...............................................     1,366,746
Accumulated net realized loss on investments......................................   (30,656,409)
Net unrealized depreciation of translation of other assets and liabilities
     in foreign currency..........................................................          (526)
Net unrealized depreciation on investments........................................   (22,238,712)
                                                                                    ------------
NET ASSETS                                                                          $228,301,396
                                                                                    ============
Net asset value and redemption price per share ($228,301,396/6,256,978 shares of outstanding capital stock, 40 million shares authorized with a par value
of $0.01 per share)...............................................................  $      36.49
                                                                                    ============

Maximum offering price per share (100/95.25 of $36.49)............................  $      38.31
                                                                                    ============


   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


INVESTMENT INCOME:

Dividends (net of $292,960 foreign taxes withheld).........................................  $  2,441,681
Interest...................................................................................         2,699
                                                                                             ------------
Total Income...............................................................................     2,444,380
                                                                                             ------------

EXPENSES:

Management fee (Note 4)....................................................................       497,581
Transfer agent fees........................................................................       219,168
Administration and accounting fees.........................................................       112,313
Postage and printing fees..................................................................        68,201
Custodian fees.............................................................................        58,351
Legal fees.................................................................................        32,050
Registration fees..........................................................................        30,478
Compliance service fees....................................................................        21,000
Directors' fees (Note 5)...................................................................        15,442
Audit fees.................................................................................        10,924
Insurance fees.............................................................................         7,607
Other expenses.............................................................................         4,562
                                                                                             ------------
Total Expenses.............................................................................     1,077,677
                                                                                             ------------
NET INVESTMENT INCOME......................................................................     1,366,703
                                                                                             ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:

REALIZED GAIN/(LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 2B & 6):
Net realized loss from investments.........................................................   (10,231,204)
Net realized gain from foreign currency transactions.......................................        54,485
                                                                                             ------------
Net Realized Loss..........................................................................   (10,176,719)
                                                                                             ------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) OF INVESTMENTS AND FOREIGN CURRENCY
RELATED TRANSACTIONS:
Net change in unrealized appreciation/(depreciation) on investments........................    40,025,190
Net change in unrealized appreciation/(depreciation) on foreign currency translations......           504
                                                                                             ------------
Net change in unrealized appreciation/(depreciation).......................................    40,025,694
                                                                                             ------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions..    29,848,975
                                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $ 31,215,678
                                                                                             ============

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED      FOR THE
                                                                                   JUNE 30, 2009      YEAR ENDED
                                                                                    (UNAUDITED)    DECEMBER 31, 2008
                                                                                 ----------------  -----------------
INVESTMENT ACTIVITIES:

Net investment income...........................................................   $  1,366,703     $   1,410,889
Net realized gain/(loss) from investments and foreign currency transactions.....    (10,176,719)      (19,650,921)
Net change in unrealized appreciation/(depreciation) on
   investments and foreign currency translations................................     40,025,694      (134,754,806)
                                                                                   ------------     -------------
Net increase/(decrease) in net assets derived from operations...................     31,215,678      (152,994,838)
                                                                                   ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income............................................             --        (1,056,197)
Distributions from net realized capital gains...................................             --                --
                                                                                   ------------     -------------
Total dividends and distributions to shareholders...............................             --        (1,056,197)
                                                                                   ------------     -------------

CAPITAL SHARE TRANSACTIONS:

Net increase from capital transactions (Note 3).................................     12,828,244        36,658,750
                                                                                   ------------     -------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS.........................................     44,043,922      (117,392,285)

NET ASSETS:

Beginning of the period.........................................................    184,257,474       301,649,759
                                                                                   ------------     -------------
END OF THE PERIOD*..............................................................   $228,301,396     $ 184,257,474
                                                                                   ============     =============

* Includes undistributed net investment income of $1,366,746 and $43 for the six months ended 06/30/09 and for the year ended 12/31/08, respectively.

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES
          FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR


                                           (Unaudited)
                                           Six Months
                                             Ended                        For the Years Ended December 31,
                                            June 30,     ------------------------------------------------------------------
                                              2009          2008          2007          2006          2005          2004
                                           ----------    ----------    ----------    ----------    ----------    ----------
Net asset value at beginning of period     $    31.41    $    57.28    $    43.91    $    34.46    $    33.48    $    29.69
                                           ----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT OPERATIONS
Net investment income                            0.23          0.24          0.34          0.18          0.18          0.17
Net realized & unrealized gain/(loss)
   on investments                                4.85        (25.93)        14.39         11.47          2.81          3.79
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total from investment operations                 5.08        (25.69)        14.73         11.65          2.99          3.96
                                           ----------    ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS
From net investment income                         --         (0.18)        (0.34)        (0.18)        (0.18)        (0.17)
From net realized gain on investments              --            --         (1.02)        (2.02)        (1.83)           --
                                           ----------    ----------    ----------    ----------    ----------    ----------
Total distributions                                --         (0.18)        (1.36)        (2.20)        (2.01)        (0.17)
                                           ----------    ----------    ----------    ----------    ----------    ----------
Net asset value as of end of the period    $    36.49    $    31.41    $    57.28    $    43.91    $    34.46    $    33.48
                                           ==========    ==========    ==========    ==========    ==========    ==========
Total return
(Sales load not reflected)                     16.17%      (44.85)%        33.53%        33.83%         8.94%        13.34%

Net assets, end of period (in thousands)     $228,301      $184,257      $301,650      $117,035       $64,765       $52,615

Ratio of operating expenses to average
   net assets                                   1.15%         1.09%         0.95%         1.25%         1.28%         1.32%

Ratio of net investment income to average
   net assets                                   1.45%         0.56%         0.82%         0.51%         0.65%         0.65%

Portfolio turnover                             19.03%        25.67%        14.24%        39.83%        52.09%        50.05%

Number of shares outstanding at end of
   period                                   6,256,978     5,866,871     5,266,358     2,665,296     1,879,695     1,565,049

   The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)


1) ORGANIZATION - New Alternatives Fund, Inc. (the "Fund") was incorporated under the laws of the State of New York on January 17, 1978 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on September 3, 1982. The investment objective of the Fund is to seek long-term capital appreciation by investing in common stocks in a wide range of industries that are oriented to a clean and sustainable environment with a special interest in alternative energy. The Fund concentrates at least 25% of its total assets in common stocks of companies which have an interest in alternative energy. The Fund invests in equity securities of both U.S. and foreign companies. There is no limitation on the percentage of assets invested in the U.S. or abroad.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies followed by the Fund.

         A. PORTFOLIO VALUATION - The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.

         Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.

         If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the "fair value" of such security as determined in good faith by Accrued Equities, Inc., the Fund's investment advisor pursuant to procedures adopted by the Fund's Board of Directors.

         The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal year. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to determine fair value into three broad levels.

         o  Level 1 - quoted prices in active markets for identical securities

         o  Level 2 - prices  determined   using   other  significant observable
                      inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         o  Level 3 - prices  determined using significant  unobservable  inputs
                      (including the Fund's own assumptions in determining the fair value of investments)

         In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). The Fund has adopted FSP 157-4 effective with the June 30, 2009 semi-annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

         The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                                                          LEVEL 2 -
                                                                            OTHER       LEVEL 3 -
                                             TOTAL         LEVEL 1 -     SIGNIFICANT   SIGNIFICANT
                                           VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                         JUNE 30, 2009      PRICES         INPUTS        INPUTS
                                         ------------    ------------   ------------   -----------
         INVESTMENTS IN SECURITIES:
         --------------------------
         Common Stocks................   $223,133,855    $223,133,855     $     --        $  --
         Certificates of Deposit......        500,000              --      500,000           --
                                         ------------    ------------     --------        -----
            Total.....................   $223,633,855    $223,133,855     $500,000        $  --
                                         ============    ============     ========        =====

         For the period ended June 30, 2009, the Fund held no securities which measured their fair value using level 3 inputs. See Schedule of Investments.

         B. FOREIGN CURRENCY TRANSLATION - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. If foreign currency translations are not available, the foreign exchange rate(s) will be valued at fair market value using procedures approved by the Fund's Board of Directors.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

         Foreign Securities -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

         C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). The cost of investments sold is determined by use of a first in, first out basis for both financial reporting and income tax purposes in determining realized gains and losses on investments.

         D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Interest income, including amortization/accretion of premium and discount, is accrued daily. Expenses are accrued on a daily basis.

         E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

         F. U.S. TAX STATUS - No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

         G. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         H. OTHER - In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

3) CAPITAL STOCK - There are 40,000,000 shares of $0.01 par value capital stock authorized. On June 30, 2009, there were 6,256,978 shares outstanding. Aggregate paid-in capital including reinvestment of dividends was $279,830,297. Transactions in capital stock were as follows:

                                    FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                          JUNE 30, 2009                   DECEMBER 31, 2008
                                     SHARES         AMOUNT             SHARES          AMOUNT
                                     ------         ------             ------          ------
Capital stock sold                   778,990     $ 24,533,992         2,474,760     $113,180,488
Reinvestment of distributions             22              709            26,295          833,242
Redemptions                         (388,905)     (11,706,457)       (1,900,542)     (77,354,980)
                                    --------     ------------        ----------     ------------
Net Increase                         390,107     $ 12,828,244           600,513     $ 36,658,750
                                    ========     ============        ==========     ============

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Accrued Equities, Inc. (the "Advisor"), a registered investment advisor and broker-dealer, serves as investment advisor to the Fund pursuant to an Investment Management and Advisory Agreement (the "Advisory Agreement"), as amended. The Fund pays the Advisor an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million of average net assets; 0.50% for average net assets more than $30 million and less than $100 million; and 0.45% for average net assets more than $100 million. The annualized expense ratio for the six months ended June 30, 2009 was 1.15%. The Fund pays no remuneration to its directors, David Schoenwald, Maurice Schoenwald and Murray Rosenblith, who are also officers or employees of the Advisor. PFPC Distributors, Inc. serves as the principal underwriter of the Fund's shares. PFPC Distributors, Inc. has entered into a Sub-Distribution Agreement with the Advisor. The Fund charges a maximum front-end sales charge of 4.75% on most new sales. The sales commission is generally paid out to other brokers who actually sell new shares. Their share of the sales commission may vary. PFPC Distributors, Inc. and Accrued Equities, Inc. are entitled to receive sales commissions for the sale of Fund shares. For the six months ended June 30, 2009, Accrued Equities, Inc. and PFPC Distributors, Inc. received $69,980 and $16,183 in sales commissions, respectively, for the sale of Fund shares. PFPC Distributors is a registered broker-dealer  affiliated  with PNC  Global  Investment  Servicing,  the  Fund's administrator, transfer agent and fund accounting agent. The aggregate underwriter commissions on all sales of Fund shares during the six months ended June 30, 2009 was $94,159, and the amount retained by Accrued Equities, Inc. and PFPC Distributors, Inc. was $31,386 and $62,773, respectively.

5) DIRECTORS' FEES - For the six months ended June 30, 2009, the Fund paid directors' fees and out of pocket expenses of $15,442 to its Directors who are not "interested persons" of the Fund, as that term is defined in the 1940 Act (the "Independent Directors").

Each Independent Director receives an annual fee of $3,500 for their services as Independent Directors of the Fund. As Vice Chairperson of the Board of Directors, Ms. Reier receives an additional fee of $1,000. Each member of the Audit Committee receives an additional $500 annual fee and Mr. Pumphrey, Chairperson of the Audit Committee, receives an additional $500. The Independent Directors also receive reimbursement of "coach" travel expenses for travel in excess of 500 miles to attend Board Meetings. The directors and officers of the Fund who are officers and employees of the Advisor do not receive compensation from the Fund for their services and are paid for their services by the Advisor. The Fund's Chief Compliance Officer is not an officer or employee of the Advisor and is compensated directly by the Fund for his services.

6) PURCHASES AND SALES OF SECURITIES - For the six months ended June 30, 2009, the aggregate cost of securities purchased totaled $50,761,919. Net realized gains (losses) were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 2009 was $35,223,224.

7) FEDERAL INCOME TAX INFORMATION - At June 30, 2009, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes              $246,554,203
                                                  ------------
Gross tax unrealized appreciation                 $ 10,051,284
Gross tax unrealized depreciation                  (32,971,632)
                                                  ------------
Net unrealized depreciation on investments        $(22,920,348)
                                                  ============

As of December 31, 2008, the Fund has a capital loss carryforward of $20,468,433 which can be used to offset future capital gains. This capital loss carryforward will expire on December 31, 2016 if it is not utilized against future capital gains.

FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions regarding the adoption of FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). The Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

8) NEW ACCOUNTING PRONOUNCEMENT - In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

9) SUBSEQUENT EVENTS - Management has evaluated the impact of all subsequent events on the Fund through August 25, 2009, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                                OTHER INFORMATION
                                   (UNAUDITED)

1) PROXY VOTING - The Fund has proxy voting policies which are available: (1) without charge, upon request by calling the Fund at 800-423-8383 and (2) on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30 is available:
(1) without charge, upon request, by calling the Fund at 800-423-8383 and (2) on the SEC's website at http://www.sec.gov.

2) QUARTERLY PORTFOLIO SCHEDULES - The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q's are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

3) APPROVAL OF INVESTMENT ADVISORY AGREEMENT - Accrued Equities, Inc. serves as the investment advisor to the Fund. The Board of Directors most recently approved the continuance of the investment advisory agreement (the "Advisory Agreement") between the Fund and the Advisor at a regular meeting of the Board of Directors held on June 25, 2009. The June 25, 2009 regular meeting of the Board of Directors was called, in part, to act upon the continuance of such Advisory Agreement. This approval by the Board of Directors was unanimous, and therefore included a majority of the Independent Directors, and by a majority of the entire Board.

Prior to the meeting, the Board received and reviewed certain materials from the Advisor. The materials included: (i) a memorandum prepared by independent counsel setting forth the Board's fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Advisory Agreement; (ii) information on the Advisor, including its Form ADV and a questionnaire concerning the Advisor, its business and services, and information concerning the employees of the Advisor who serviced the Fund; (iii) information concerning investment management fees and total operating expenses paid by other, similar mutual funds; (iv) a copy of the Advisory Agreement; and (vi) performance information comparing the Fund to other, similar mutual funds.

The Board of Directors decided to approve the renewal of the Advisory Agreement for a one-year period commencing July 1, 2009 based upon their evaluation of:
(i) the long-term relationship between the Advisor and the Fund; (ii) the Advisor's commitment to the Fund's socially responsible investment objectives and its ability to manage the Fund's portfolio in a manner consistent with those objectives; (iii) the depth of experience and expertise of the Advisor with regard to the alternative energy market; (iv) the nature, extent and quality of the services provided; (v) the performance of the Fund; and (vi) the costs of the services provided and the profitability of the Advisor from its relationship with the Fund.

It was noted that during the Board's consideration of the factors listed above, different Directors gave different weight to different items. In general, the Independent Directors considered it to be most significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Fund. Of particular significance in the Board's decision to continue the Advisory Agreement was the fact that the Advisor continues to provide investment advisory services exclusively to the Fund and that the firm has been committed to alternative energy investing since the Fund's inception.

The Directors considered the terms and conditions of the existing Advisory Agreement that was being renewed, noting that the terms and conditions were the same, including the provision for advisory fees. The Directors also considered the nature, quality and scope of the investment advisory services that had been provided to the Fund by the Advisor in the past and the services that are expected to continue in the future. Further, the Directors considered the Advisor's personnel assigned to service the Fund. The Board concluded that the nature, quality and scope of the investment advisory services provided by the Advisor in advising the Fund was satisfactory.

The Directors considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of other comparable funds. The Board noted that the other comparable funds had been in existence for significantly shorter periods of time and did not have the long performance record that the Fund has achieved. In general, the Directors noted that the Fund had been performing competitively in the industry and were pleased with the results.

The Directors considered the investment advisory fees and other expenses paid by the Fund directly and in comparison to information regarding the fees and expenses incurred by other mutual funds specializing in alternative energy investments and which seek to invest in accordance with a social responsible investment philosophy. The Directors noted that the investment advisory fee for the Fund had several break points that lowered the investment advisory fees as Fund assets reached certain levels. The Board noted that the Fund's overall expense ratio was lower than the other comparable funds. The Directors decided that the investment advisory fees charged were fair and reasonable. The Directors also noted that the total fees and expenses of the Fund were deemed to be fair and reasonable based on the information provided at the Board Meeting with respect to other funds in the industry.

The Directors reviewed and discussed other aspects of the Advisor, such as the profitability of the investment advisor, the benefits each party received from such long-term relationship, and the fact that the Advisor received other compensation from the relationship. They noted that the Advisor was also a registered broker-dealer and was eligible to receive underwriting fees and sales commissions on the sale of Fund shares. The Directors also noted that two of the Directors, Maurice L. Schoenwald and David J. Schoenwald, were owners of the Advisor and would benefit by the continuance of the investment advisory and distribution agreements.

In their deliberations, the Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the Directors were determining whether to re-approve the agreements with an existing entity on the same terms and conditions. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.

                      [This Page Intentionally Left Blank]

ITEM 2.  CODE OF ETHICS.

Not applicable for the filing of semi-annual reports on Form N-CSR.

The Registrant's Sarbanes-Oxley Code of Ethics for Principal Executive and Principal Financial Officers is available, free of charge, by writing to the address on the cover page of this Form N-CSR, or by calling, toll free, (800) 423-8383.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the filing of semi-annual reports on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the filing of semi-annual reports on Form N-CSR.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to Registrant, which is an open-end management investment company.


ITEM 6.  INVESTMENTS.

(a) Not applicable. The full Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 of this form.

 (b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to Registrant, which is an open-end management investment company.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to Registrant, which is an open-end management investment company.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

The Board of Directors of the Registrant have not established formal policies with respect to shareholder nominations to the Board of Directors. Recommendations for consideration by the Registrant's Nominating Committee should be sent to the Secretary of the Registrant, in writing, together with the appropriate biographical information concerning each such proposed nominee. Submissions should be sent to the Secretary of the Registrant at the address listed on the cover page of this Form N-CSR.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on his evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) as of a date within 90 days of the filing date of this report, the Registrant's principal executive officer and principal financial officer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to him by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a) (1)  Not  applicable  for the  filing of  semi-annual  reports  on Form
              N-CSR.

     (a) (2)  Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a) (3)  Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Alternatives Fund, Inc.
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By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, President and Treasurer
                           (Principal Executive Officer and Principal
                           Financial Officer)

Date                       August 21, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, President and Treasurer
                           (Principal Executive Officer and Principal
                           Financial Officer)


Date                       August 21, 2009
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* Print the name and title of each signing officer under his or her signature.